Employees (Details) - employee	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Disclosure Of Employee Workforce [Line Items]
Average number of employees	67	63
France
Disclosure Of Employee Workforce [Line Items]
Average number of employees	40	36
United States
Disclosure Of Employee Workforce [Line Items]
Average number of employees	27	27